Voya Limited Maturity Bond Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			5.08%	1.51%	1.66%
Performance Inception Date		Apr. 28, 2006
Class ADV | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class ADV | Bloomberg U.S. 1-3 Year Government/Credit Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.35%	1.97%	2.09%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			5.69%	2.13%	2.27%
Performance Inception Date		Apr. 29, 2005
Class I | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class I | Bloomberg U.S. 1-3 Year Government/Credit Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.35%	1.97%	2.09%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			5.42%	1.86%	2.01%
Performance Inception Date		Jan. 24, 1989
Class S | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class S | Bloomberg U.S. 1-3 Year Government/Credit Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.35%	1.97%	2.09%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.